DEBT AND FINANCE LEASE LIABILITIES - Carrying Value and Estimated Fair Value (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Notes Payable, Other Payables | Collateralized Note
Debt Instrument [Line Items]
Carrying Value	$ 44,699
Fair Value	43,742
Notes Payable, Other Payables | Second Collateralized Note
Debt Instrument [Line Items]
Carrying Value	3,775
Fair Value	3,690
Notes Payable, Other Payables | Insurance premium financing
Debt Instrument [Line Items]
Carrying Value	1,999
Fair Value	1,915
Level 2 | Convertible Notes Payable
Debt Instrument [Line Items]
Carrying Value	199,786
Fair Value	$ 189,671